Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 12, 2024	Aug. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Mezzanine Equity [Abstract]
Deemed preferred dividend			$ 1,620,049	$ 1,451,187
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 100,000 issued and outstanding as of December 31, 2024 and December 31, 2025, aggregate liquidation preference of $100,000,000 as of December 31, 2024 and December 31, 2025			82,334,124		$ 80,714,075
Noncontrolling Interest [Abstract]
First-time consolidation effects			23,428,600
Transactions with non-controlling interest, net			80,570
Distribution to noncontrolling interests			1,100,742	0
Capital contribution from minority shareholders			$ 1,020,172
MPC CSI GmbH [Member]
Noncontrolling Interest [Abstract]
Percentage of noncontrolling interests			17.81%
First-time consolidation effects			$ 23,167,118
Parque Solar La Perla, Sociedad Anonima de [Member]
Noncontrolling Interest [Abstract]
Percentage of noncontrolling interests			45.10%
Ownership percentage			54.90%
First-time consolidation effects			$ 261,482
Series D Preferred Shares [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate		5.00%	5.00%		5.00%
Preferred stock issued (in shares)			100,000		100,000
Effective interest rate			10.24%
Preferred stock, redemption period			9 years
Deemed preferred dividend			$ 1,620,049	1,451,187
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 100,000 issued and outstanding as of December 31, 2024 and December 31, 2025, aggregate liquidation preference of $100,000,000 as of December 31, 2024 and December 31, 2025			82,334,124	$ 79,159,445		$ 77,708,258
Series D Preferred Shares [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate		5.00%
Preferred stock issued (in shares)	50,000	50,000
Preferred shares, stated amount (in dollars per share)		$ 1,000
Preferred stock, par value (in dollars per share)		$ 0.001
Consideration received for preferred shares issued	$ 50,000,000	$ 50,000,000
Deemed preferred dividend			2,500,000
Dividend payable			$ 1,069,444